Convertible Preferred Stock - Schedule of Three Classes of Convertible Preferred Stock Before Combination (Details) - Pre Combination Astra - $ / shares	Mar. 31, 2022	Dec. 31, 2021
Preferred stock, shares outstanding	186,977,448	186,977,448
Series A Preferred Stock [Member]
Preferred stock, shares outstanding	65,780,540	65,780,540
Liquidation Price Per Share	$ 0.243233	$ 0.243233
Annual Noncumulative Dividend Rights Per Share	0.019459	0.019459
Conversion Price Per Share	$ 0.243233	$ 0.243233
Series B Preferred Stock [Member]
Preferred stock, shares outstanding	70,713,123	70,713,123
Liquidation Price Per Share	$ 1.333008	$ 1.333008
Annual Noncumulative Dividend Rights Per Share	0.10664	0.10664
Conversion Price Per Share	$ 1.333008	$ 1.333008
Series C Preferred Stock [Member]
Preferred stock, shares outstanding	50,483,785	50,483,785
Liquidation Price Per Share	$ 6.62097	$ 6.62097
Annual Noncumulative Dividend Rights Per Share	0.52968	0.52968
Conversion Price Per Share	$ 6.62097	$ 6.62097